Share-based payments, Reconciliation of Outstanding Share Options and RSUs (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 shares $ / shares
Weighted Average Exercise Price [Abstract]
Weighted average remaining contractual life			7 years 11 months 4 days		8 years 8 months 8 days
Share-based payment expense | $	$ 3,152	$ 4,927	$ 6,770	$ 6,777
Share Options and Restricted Share Units [Member]
Number of Options [Abstract]
Outstanding beginning of period (in shares) | shares			9,010,547
Granted during the period (in shares) | shares			2,058,094
Forfeited during the period (in shares) | shares			(170,440)
Exercised during the period (in shares) | shares			(4,000)
Outstanding end of period (in shares) | shares	10,894,201		10,894,201		9,010,547
Exercisable at end of period (in shares) | shares	3,440,160		3,440,160
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share) | $ / shares			$ 41.67
Granted during the period (in dollars per share) | $ / shares			0
Forfeited during the period (in dollars per share) | $ / shares			14.01
Exercised during the period (in dollars per share) | $ / shares			0
Outstanding end of period (in dollars per share) | $ / shares	$ 34.25		34.25		$ 41.67
Exercisable at end of period (in dollars per share) | $ / shares	$ 3		$ 3